Customer Loan ID	Seller Loan ID	Final Current Event Level	Current Exceptions	Collection comments	Loan Payment History Available for Revew	Loan Status	Current Principal Balance	Current Stated Rate	Current Contractual PI	Escrow Balance	Next Due Date	Interest Paid To	Date of Last Payment received	Payment History As Of Date	Payment History Comments	3 Mo CV	6 Mo CV	9 Mo CV	12 Mo CV	Late X 30	Late X 60	Late X 90	Late X 120p	Last 36 Month Pay History	Any Late Payments In Last 12 Months	Currently Delinquent Over 30 Days	Reason for Default	Reason For Default Prognosis	Chances Loan Will Re Perform	Potential REO	Potential Fraud	Collection Comments in File Available for Review	Date of 1st Collection Comments	Date of Last Collection Comments	Any Contact w Borrower	Date of Last Contact	Liquidation	Current Employment Status	Willingness to Meet Obligation Intention To Pay as Agreed	Ability To Repay Obligation Capacity To Keep Current	Possibility of Going Delinquent	Collection Efforts	Conversation Activity of Mod Forebearance Plan Not Yet Active	Evidence of Skip Tracing Efforts	Property Inspection Required	Property Inspection Performed	Consumer Advocacy Group Mentioned In Comments	Name of Group	Group Documenation Provided	LOA On File	Proper Credit Reporting Mentioned	Does Employer Allow Contact at Work	Did Servicer Comply w Employer Contact	Is This A Modified Loan That Re-Defaulted	Re Default Date	Vacant Property	Vacant Date	Property Damage Mentioned	Title Lien Issue Mentioned	Title Claim	Title Claim Status	HAFA Solicitation Actions	Date of HAFA Solicitation	Outcome of HAFA Solicitation	HAFA Denial Reason	MI Mentioned In Comments	MI Status	MI Cert Verification	MI Coverage	MI Provider	Form of Litigation	Any Disputes with the Servicer	Did Communication Cease Until Verification Mailed	Fees Waived For Copies of Docs Supporting Debt	Undiscl Lien in Coll Notes in front of discl lien	Updated Value Mentioned in Collection Comments	Updated Value	Updated Value Date	Evidence Loss Mit Options Attempted	Describe Loss Mit Efforts	Date Last Loss Mit Completed	Type of Last Loss Mit Completed	Loss Mit Properly Documented in Comments	Other Loss Mit Actions Completed	Discussion w Borrower Regarding Loss Potential Loss Mit Opportunities	Describe Loss Mit Opportunities Discussed	Loss Mit Opportunities Exhausted On Loan	Explanation for Lack of Opportunities	Loss Mit Comments	Type of Loss Mit	Loss Mit Status	Loss Mit Type	Loss Mit Start Date	Loss Mit 1st Due Date	Loss Mit Next Due Date	Loss Mit Last Due Date	Current Bankruptcy	Curr Bankruptcy Status	Current Bankruptcy Status Date	Curr Bankruptcy Chapter	Curr BK Filing Date	Curr BK Case	Pre Petition Due Date	Post Petition Due Date	Evidence of Relief Approved by BK Court	Current FC Not Yet REO	Current FC Status	FC Status Date	Filing Date FC	Due Date at Time of FC Referral	Appropriate FC Letters Sent	Deficiency Rights Preserved	Deficiency Judgment Obtained	Evidence of Possible Delay of FC Action	Reason for Delay in FC Action	FC Referral Date	Sale Publication Date	Sale Publictn Non jud	Redemption Date	Scheduled FC Sale Date	Motion for Relief Filed	Motion for Relief Granted	Forebearance Active Current Plan	Relief Date	Forebearance Plan Start Date	Is Plan on Target	Was Loan Modified	Mod Status	Mod Executed	Mod Type	Last Modified Date	Reason for Modification	Mod Balance	Mod PI	Mod Rate	Mod First Payment Date	Mod Maturity Date	Mod Original Term	Was Loan Extended	Last Date of Extension	Any Advances	Advance Details Dates Types	Corp Adv Balance	Recoverable	Escrow Adv Balance	Oldest Dt of Corporate Adv	Total Unpaid Accrued Interest	Amount of Adv Included in Proof of Claim for BK loans	Date of Last Proof of Claim Filed for BK loans	Advances Comments	Short Sale In Process or Completed	Short Sale Offer Amount	Short Sale Date of Offer	Short Sale Net Pct of Balance	Short Sale Expected Close Date	Short Sale Closing Date	Real Estate Broker Name	Real Estate Broker Phone	Real Estate Broker Email	Currently REO	Status of REO	REO Start Date	FC Deed Name	Date of FC Deed	Days Since FC	Occupant	Eviction Status	Is Eviction Being Contested	Eviction Start Date	Anticipated Ev Complete Dt	Eviction Complete Date	Conveyed to HUD	Date Conveyed to HUD	Cash or Financed	Finance Approval Deadline	Anticipated Closing Date	Cumulative Maint Paid	Attorney Name	Attorney Phone Number	Any gaps in Payment History?	PH Beginning Month Gap	PH Ending Month Gap	Any gaps in Servicing Comments?	Comments Beginning Month Gap	Comments Ending Month Gap
XXXX	XXXX	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in to initiate a credit dispute.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower initiated a verbal credit disputes against the Servicer on XXXX; the dispute was resolved the same day.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022	SitusAMC string has been verified and the discrepancies are confirmed.	1	1.01	1.01	1.01	1	2	2	4	XXXX	No	No	Payment Disputes	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	N/A	N/A	No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in regarding final draw and was told request sent but loan is due for service release on XXXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Claim filed for wind damage noted on XXXX. Claim funds received in the amount of XXXX. File is pending additional documents for review. No evidence repairs are completed. Comments on XXXX indicate XXXX inspection on fileOn XXXX comments indicate borrower is requesting final draw.  The damage repair amount is estimated at XXXX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022	A loan modification was completed on XXXX.	1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	Yes	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Inbound call from borrower.  Borrower will call back to schedule a payment through the IVR system.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter XXXX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022	Adjustment occurred on XXXX.	1	1	1	1	0	0	0	0	XXXX	No	No	Curtailment of Income	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	02/28/2022	03/31/2022		1	1	0.89	0.92	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	3	[3] Pay History -: Incomplete - Missing XXXX - XXXX	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in to go over servicing transfer process
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comments on XXXX indicate FEMA disaster area declared for XXXX (within six months of end of scope)	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022		1	1	1	0.75	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called to make payment on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/31/2022	03/31/2022		1	1.17	1.11	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX the borrower called in to make a payment in the amount of XXXX. Servicer advised of welcome packet.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/07/2022	03/31/2022	Adjustment occurred on XXXX.	1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called to confirm payment posted to account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/10/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called and made a payment and also enrolled in ACH.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX the borrower called in to make a payment in the amount of XXXX. Commentary states the previous payment was returned.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Late fee dispute was noted on XXXX. Dispute was resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter XXXX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1	1	6	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	N/A	N/A	No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX unauthorized third party called in to advise in the process of selling the property, advised no covid assistance and requested a payoff statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XXXX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is release from stay granted.  The proof of claim was filed XXXX.  A motion for relief was filed XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022	Adjustment completed XXXX.	1	1	1	1	0	8	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	extension	2XXXX	MOD	Yes	No	Yes	extension	No		Deferral completed XXXX	Limited	Completed Plan	EXT	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	Yes	Yes	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate and Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate and Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX the borrower called in to discussed making payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/17/2022	03/31/2022		1	1	1.04	1.03	7	2	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX the borrower called in get the loan number and wanted to know how to make payments. Servicer advised.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/21/2022	03/31/2022		1	1	1	1	3	0	0	2	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Inbound call from borrower to schedule a payment in the amount of XXXX dated for XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/07/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/30/2022	03/31/2022	Adjustment completed XXXX	1	1	1	1.02	2	0	6	1	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX borrower made a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comment on XXXX - this property is located in a disaster area designated by FEMA. XXXX; It was declared on XXXX. No damages were reported.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1	1	4	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX to borrower called in to get insurance information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter XXXX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/04/2022	03/31/2022		0.67	1	1	1	2	0	0	0	XXXX	No	No	Excessive Obligations	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate and Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate and Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX the borrower called in to inquire about the late fees and to make a payment in the amount of XXXX. Servicer advised task open for the late fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/31/2022	03/31/2022		1	1	1	1.08	8	1	0	0	XXXX	No	No	Other	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	forbearance	3XXXX	FB	Yes	No	Yes	forbearance	No		A forbearance due to Covid-19 impact was completed on XXXX.	Limited	Completed Plan	FBA	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called in regarding the ACH draft, wanted to know why it was not set up. Borrower scheduled a payment and set-up ACH account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX the borrower called in to make a payment in the amount of XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/07/2022	03/31/2022		1	1	0.89	0.92	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX the borrower called in to make a payment in the amount of XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX the borrower called in to make a payment in the amount of XXXX.. Service provided workout options, borrower not eligible for forbearance plan.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Payment dispute was noted on XXXX. Dispute was resolved and loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XXXX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/10/2022	03/31/2022		1.33	1	1	1	2	0	0	0	XXXX	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	N/A	N/A	No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX the borrower called in to try and make a payment. Loan number was not being recognized. Servicer took payment in the amount of XXXX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Verbal and the reason is Insurance dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  XXXX Insurance dispute noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	No	N/A	No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX the borrower called in regarding the service transfer that was received. Servicer loan was being transferred as of XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XXXX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Commentary reflects a discharged bankruptcy but did not contain all of the case-specific details.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/08/2022	03/31/2022	The XXXX payment was deferred. A principal payment in the amount of XXXX was applied on XXXX.	1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX the borrower called in to request a payoff. Servicer sent via email.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comment on XXXX indicated a BK discharged. Case details were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/07/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/21/2022	03/31/2022		1.33	1	1	0.92	1	0	0	0	XXXX	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in thinking servicer transfer went through and was told not yet, the borrower tried to make payment with card and was told not accepted
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	09/08/2021	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX the borrower called in about the service release. Advised to contact new service and allow the onboarding process to complete.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower initiated a verbal credit disputes against the Servicer on XXXX; the dispute was resolved the same day.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	02/28/2022	03/31/2022		0.67	0.9	0.93	0.95	0	0	0	0	XXXX	No	No	Payment Disputes	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	N/A	N/A	No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to make a payment and set up automatic payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/07/2022	03/31/2022		1	1	1	1	3	1	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX borrower made a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comment on XXXX - this property is located in a disaster area designated by FEMA. XXXX; It was declared on XXXX. No damages were reported.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/11/2022	03/31/2022		1.15	1.07	0.94	1.1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Welcome call completed XXXX.  The borrower inquired about setting up ACH.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comment on XXXX. BK DISCHARGE DISPOSITION:  REAFFIRMED.  Case details were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comment on XXXX - FEMA DISASTER DUE TO MI STORMS (XXXX); START DATE XXXX END DATE XXXX. No damages were reported.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/03/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/07/2022	03/31/2022	Adjustment completed XXXX	0.67	1	0.89	0.92	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/04/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX the borrower called in to confirm the loan will be service released. Servicer advied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/04/2022	03/31/2022		1	1	1	1	2	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower advised that they did not receive a welcome packet and made a payment in the amount of XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/29/2022	03/31/2022		1.33	1	1.11	1.08	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX the borrower called in about an assumption, was transferred to that area. Advised assumption is not available at this time and provided borrower with refinance phone numbers.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/09/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Automatic payment was set up and the Borrower was educated on refinance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XXXX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022	Adjustment occurred on XXXX which adjusted next due to XXXX.	1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in to verify correct policy number for homeowners insurance
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed credit reporting. Servicer updated transaction history and issue is resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022	Adjustment completed XXXX	1	1.03	1.03	1.02	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	UTD	UTD	No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/25/2022	03/25/2022	03/22/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate and Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate and Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called for online assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/05/2022	03/05/2022	03/14/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower made a promise to pay,
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022	A XXXX principal curtailment was applied in XXXX.	1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The Borrower was advised that they were declined for forbearance, and they stated they do not wish to do a modification. A promise to pay was made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/28/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Property is in FEMA disaster area noted on XXXX, no evidence of damages.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022		0.82	1.15	1.1	1.08	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/28/2022	03/31/2022		1	1	1	1	3	1	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX the borrower called in to make a payment in the amount of XXXX. Servicer completed welcome call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/03/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022	Adjustment occurred on XXXX which adjusted next due to XXXX.	1	1	1	1	2	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in to set up an auto-draft payment schedule.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX the borrower called in regarding the letter that was received. Servicer advised was not transferred as of yet.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/03/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called for assistance with online payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter XXXX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	08/31/2021	03/31/2022		1	1	0.89	1	11	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The Borrower called in regarding a letter about a payment from XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022		1	1	1	1	9	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower made a payment and requested copy of 1098 to be mailed
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/31/2022	03/31/2022		1	1	1	1	2	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX the borrower called in to discuss the goodbye letter and to make March payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/31/2022	03/31/2022		1	1	1	1	4	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  A draft was requested in the amount of XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  XXXX Claim filed date of loss XXXX. XXXX Borrower called for insurance claim. Servicer advised they have all the documents and to resend the check. XXXX Claim check returned for endorsement. On XXXX, A draft was requested in the amount of XXXX  The damage repair amount is estimated at XXXX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/19/2022	03/31/2022		0.78	0.89	0.93	0.95	5	2	4	1	XXXX	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	Yes	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate and Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate and Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/12/2022	03/31/2022		1	1	1	1	6	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in regarding late fee on file and was told that after 16th of the month fees apply the borrower refused to pay fee and had questions about lender place insurance .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXXX	XXXX	XXXX	XXXX	03/01/2022	02/01/2022	03/10/2022	03/31/2022		0.67	0.83	0.89	0.92	7	1	0	0	XXXX	Yes	Yes	Curtailment of Income	Temporary	Moderate	No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Fair		Moderate	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate and Escrow Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate and Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX the borrower called in regarding the delinquent tax bill. Servicer advised payment will go out in 3 days vis usps.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/03/2022	03/31/2022		1.21	1.24	1.24	1.19	9	0	0	0	XXXX	No	No	Curtailment of Income	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Extension	XXXX	MOD	Yes	No	Yes	Extension	No		Covid Deferment completed.	Limited	Completed Plan	EXT	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The Borrower called to advise that a payment was made through bill pay, and stated that they have a curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comment on XXXX. BK DISCHARGE DISPOSITION:  REAFFIRMED.  Case details were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comment on XXXX - FEMA DISASTER DUE TO MI STORMS (XXXX); START DATE XXXX END DATE XXXX. No damages were reported.	Yes	30	XXXX	XXXX	XXXX	XXXX	03/01/2022	02/01/2022	03/10/2022	03/31/2022		1	0.83	0.89	0.92	16	1	0	0	XXXX	Yes	Yes	Curtailment of Income	Temporary	Moderate	No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Fair		Moderate	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in about the late fees on the account.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  A verbal payment dispute was placed on XXXX and has been resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022		1.02	1.02	1.02	1.01	11	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	No	N/A	No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX the borrower called in to make a payment in the amount of XXXX, and scheduled an addition payment on XXXX in the amount of XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1	1	3	1	1	0	XXXX	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022		1	1	1	1.08	7	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	Yes	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/11/2022	03/31/2022		1.03	1.03	1.02	1.1	3	1	0	0	XXXX	No	No	UTD	UTD		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to schedule a payment. The borrower stated forgot to make payment before grace period
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/25/2022	03/31/2022	The monthly cash velocity differences were due to principal curtailments.	1.17	1.33	1.48	1.56	2	2	3	3	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower promised to make the payment by end of month and inquired about the fees on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/09/2022	03/31/2022		1	1	1	1	2	2	0	0	XXXX	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate and Escrow Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate and Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Payment application and delinquency was explained.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XXXX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/21/2022	03/31/2022		1	1	1	1	3	0	0	0	XXXX	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Forbearance	XXXX	FB	Yes	No	Yes	Forbearance	No		Comments indicate a completed forbearance plan on the loan.	Limited	Completed Plan	FBA	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Outbound call to the borrower who made a payment of XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Property was impacted by tropical storm Eta as noted on XXXX and XXXX as noted on XXXX. No damage was noted.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022		1	1	1.04	1.03	4	5	0	0	XXXX	No	No	Curtailment of Income	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Extension, Forbearance	XXXX	MOD	Yes	No	Yes	Extension, Forbearance	No		Deferment was completed on XXXX. Loan completed a pandemic forbearance from XXXX to XXXX.	Limited	Completed Plan	EXT	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The Borrower called to inquire about payment increase, and was advised it is due to escrow shortage.  A payment was made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/04/2022	03/31/2022		1	1	1	1.01	2	0	0	0	XXXX	Yes	No	Illness - Mortgagor	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower requested for a payment made today could be reversed and made a new payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter XXXX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/25/2022	03/31/2022		1	1	1	1	0	7	2	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate and Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate and Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022		1	1	1	1	7	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/11/2022	03/31/2022		1	1	1	1	6	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	Yes	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX the borrower called in to make a payment XXXX.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/25/2022	03/31/2022		1	1	1	1	2	2	1	4	XXXX	No	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Extension	XXXX	MOD	Yes	No	Yes	Extension	No		A deferment was completed on XXXX. A pandemic forbearance was completed from XXXX to XXXX	Limited	Completed Plan	EXT	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called in to get their maturity date.  Advised it's  2043.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022		1	1	1	1	7	2	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/04/2022	03/31/2022		1.33	1.14	1.09	1.07	5	0	0	0	XXXX	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	Yes	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1.02	1.04	9	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	Yes	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	es	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	es	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in to make a payment
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  XXXX Credit dispute noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comments on XXXX indicate FEMA disaster area declared for severe storms	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1	1	4	0	0	0	XXXX	No	No	Other	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	No	N/A	No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in for auto pay paperwork, the borrower stated will speak to tenant regarding payments
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/13/2022	03/31/2022		1.75	1.57	1.44	1.56	7	3	0	0	XXXX	Yes	No	Other	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/10/2022	03/31/2022		0.67	1	1	1	4	0	0	0	XXXX	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	Yes	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Inbound call from borrower to schedule a payment in the amount of XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/23/2022	03/31/2022		1	1	1	1.04	4	5	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Inbound call from borrower inquiring how last payment was applied.  Borrower requested to have the entire payment applied to principal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Freeze damage of XXXX date of lost XXXX. Check endorsed and released on /XXXX.  The damage repair amount is estimated at XXXX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/31/2022	03/31/2022		1	1.17	1	1.08	4	2	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	Yes	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/18/2022	03/31/2022		1	0.83	0.89	0.92	4	3	0	1	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower discussed amount due and made a payment in the amount of XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/29/2022	03/31/2022		1	1	1	1	6	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower returned call and advised of having been working with the partial release department and needed to confirm the mailing address to send the documents back. Per comments on XXXX, the partial release  was approved to accommodate the State Department of Transportation purchasing a small segment of property to facilitate widening a US highway.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022		1	1	1	1	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Inbound call from borrower to schedule a payment in the amount of XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/31/2022	03/31/2022		1	1	1	1	4	1	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter XXXX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/21/2022	03/31/2022		1	1.17	1	1.17	5	3	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXXX	XXXX	XXXX	XXXX	03/01/2022	02/01/2022	02/28/2022	03/31/2022		0.67	0.83	0.89	0.92	10	0	0	0	XXXX	Yes	Yes	UTD	UTD	Moderate	No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Fair		Moderate	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX the borrower called in and inquired about a loan modification servicer stated does not qualify due to loan being current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/30/2022	03/31/2022		1	1	1	1	3	0	0	0	XXXX	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Called and spoke to borrower regarding the monthly payment. Borrower stated hours at work were cut, but will have payment by end of month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/13/2022	03/31/2022		1	1	1	1	2	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called regarding lender placed insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/28/2022	03/31/2022		1.33	1.17	1.11	1.08	2	0	1	1	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower scheduled payment in the amount of XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022		1	1	1	1.01	5	5	0	0	XXXX	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower was advised that two charges of investor loan and investor sale were not charged to the account. This was in response to a borrower inquiry on XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter XXXX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/17/2022	03/31/2022		1.04	1.03	1.02	1.02	7	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called to go over escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	09/14/2021	03/31/2022		1	1	1	1.08	8	4	0	0	XXXX	No	No	Other	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The servicer called and spoke with borrower regarding February payment. Borrower stated will make a payment online Friday when gets paid.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  XXXX
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/20/2022	03/31/2022		1.33	1	1	1.08	7	1	0	0	XXXX	Yes	No	Other	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	N/A	N/A	No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/11/2022	03/31/2022		1	1	1	1.03	1	1	1	4	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Extension	XXXX	MOD	Yes	No	Yes	Extension	No		Adeferral was processed on XXXX due to Covid-19 impact.	Limited	Completed Plan	EXT	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate and Escrow Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate and Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/21/2022	03/31/2022		1	1	1	1	7	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Property was impacted by XXXX as noted on XXXX. No damage was noted.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/31/2022	03/31/2022		1	1	1	1	12	0	0	0	XXXX	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/10/2022	03/31/2022		1	1	1	1	3	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Outbound contact was made with the borrower, who made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter XXXX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1.33	1	1	1	4	1	1	1	XXXX	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances and Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances and Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower made a payment promise.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A written credit reporting dispute was placed on XXXX and resolved on XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/21/2022	03/31/2022	A principal curtailment in the amount of XXXX was applied on XXXX.	6.73	3.7	2.69	3.05	3	0	0	0	XXXX	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	No	N/A	No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in wanting to know why received a call. The agent advised borrower that the loan was service released and provided new servicer information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter XXXX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/30/2022	03/31/2022		1.33	1	1	1	13	0	0	0	XXXX	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Inbound call from borrower about the goodbye letter.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/30/2022	03/31/2022		1.33	1.17	1.11	1.08	6	1	0	0	XXXX	No	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called, wanted to know if loan was Modified. Agent advised loan was Modified in XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XXXX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/05/2022	03/31/2022	Adjustment completed XXXX	1	1	1	1	2	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate and Escrow Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate and Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to verbally authorize a third party to obtain a verbal verification of mortgage and verbal payoff.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XXXX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022		0.67	1	0.89	1	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to discuss the PMI.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Written and the reason is PMI.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A written PMI dispute was placed on XXXX and has been resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter XXXX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022		1	1	1	1	1	1	7	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	No	N/A	No	No	XXXX	XXXX	Yes	Extension	XXXX	MOD	Yes	No	Yes	Extension	No		A payment extension was processed on XXXX due to Covid-19 impact.	Limited	Completed Plan	EXT	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate and Escrow Advances	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate and Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/03/2022	03/31/2022	A principal curtailment in the amount of XXXX was applied on XXXX. A principal curtailment in the amount of XXXX was applied on XXXX.	5.62	3.14	2.51	1.98	13	0	0	0	XXXX	Yes	No	Other	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in to cancel the payment for XXXX and the agent advised payment is not showing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/24/2022	03/31/2022		1	1	1	0.98	2	1	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/05/2022	03/31/2022		1	1	1	1	2	0	0	3	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called to inquire about a forbearance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/30/2022	03/31/2022		1	1	1	1	3	1	2	4	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	covid forbearance pan	2XXXX	FB	Yes	No	Yes	covid forbearance pan	No		Borrower requested for FB plan extension on XXXX Covid forbearance plan expired XXXX	Limited	Completed Plan	FBA	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to verify the change of mortgage servicer. The servicer provided the contact information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XXXX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022		1	1	1	1	0	4	1	4	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to inquire about the escrow analysis and an upcoming service transfer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/07/2022	03/31/2022	Verified string discrepancy	1	1	1	1	6	1	0	0	XXXX	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/20/2022	03/31/2022		1.33	1	1	1	3	2	2	2	XXXX	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/08/2022	03/31/2022		1	1	1	1	4	5	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/12/2022	03/31/2022		1	1	1	1	6	0	0	0	XXXX	Yes	No	Curtailment of Income	Resolved		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to make the April payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XXXX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.  Case# XXXX closed w/o discharge XXXX,,Reopened XXXX ,Discharged XXXX,,RNOFC filed by prior Servicer, Discharge audit needed before completing discharge review, but Acct will be service released tomorrow
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1	1.08	6	1	0	0	XXXX	No	No	Excessive Obligations	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in and made March payment in amount of XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XXXX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/31/2022	03/31/2022		1	1	1	1	2	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/02/2022	03/31/2022		1.33	1	1	0.92	4	0	0	0	XXXX	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Inbound call from borrower to schedule a payment in the amount of XXXX dated fir XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/10/2022	03/31/2022	A loan modification was completed on XXXX.	1	1	1	1	3	1	0	3	XXXX	No	No	Curtailment of Income	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to make a payment and set up automatic payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXXX	XXXX	XXXX	XXXX	03/01/2022	02/01/2022	03/17/2022	03/31/2022		1	0.84	0.89	0.92	15	0	0	0	XXXX	Yes	Yes	UTD	UTD	Moderate	No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Fair		Moderate	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower inquired about the process to remove the escrow and was given the information to submit a written request.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter XXXX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/30/2022	03/31/2022		1	1	1	1	2	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to inquire about the year end statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/11/2022	03/31/2022		1.38	1.02	0.9	1.01	5	0	0	0	XXXX	Yes	No	Curtailment of Income	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XXXX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1.27	1.14	1.09	1.07	2	8	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Forbearance	2XXXX	FB	Yes	No	Yes	Forbearance	No		Loan completed a pandemic forbearance from XXXX to XXXX.	Limited	Completed Plan	FBA	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	02/28/2022	03/31/2022		0.67	1	1	1	10	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Inbound call from borrower to schedule payment in the amount of XXXX dated for XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Property was impacted by hurricane Henri as noted on XXXX. No damage was noted.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/25/2022	03/31/2022		1	1	1	1	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Damaged/Occupied/FEMA Zone - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to confirm that a payment was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Wind damage was noted with a date of loss of XXXX due to XXXX. No evidence of damage being resolved. As of XXXX the servicer released all claim funds to the borrower without evidence of an inspection.  The damage repair amount is estimated at XXXX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Property was impacted by XXXX as noted on XXXX. Damage was noted and evidenced in appropriate fields.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/17/2022	03/31/2022		1	1	1	0.92	4	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	Yes	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called to verify payment was completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/13/2022	03/31/2022		1.33	1	1	1.08	10	0	0	0	XXXX	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower made a payment to cover the payment that was returned for insufficient funds.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XXXX
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/03/2022	03/31/2022		1	0.83	1	1	7	2	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/04/2022	03/31/2022		1	1	1	1	3	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called for online assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XXXX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/28/2022	03/31/2022		1	1	1	1	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/31/2022	03/31/2022		1	1	1	1	1	3	1	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower was calling to confirm the servicer e-mail address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/16/2022	03/31/2022		1.11	1.13	1.22	1.18	2	0	0	0	XXXX	No	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Inbound call from borrower to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022		1	1	1	1	2	3	3	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1	1	11	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Property was impacted by XXXX as noted on XXXX. No damage was noted.	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/12/2022	03/31/2022		1	1	1.11	1.17	5	1	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Outbound contact was made with the borrower, who made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/29/2022	03/31/2022		1	1	1	1.08	7	1	0	0	XXXX	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower made a promise to pay by XXXX in the amount of XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comment dated XXXX reflects that the property is located in a FEMA disaster area due to remnants of XXXX XXXX declared XXXX and a disaster inspection was ordered. Comment dated XXXX reflects disaster inspection was completed. No damages reported.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/11/2022	03/31/2022		1	1	1	1	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower is having trouble making the payment and made the payment with the agent.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Property was impacted by XXXX as noted on XXXX. Damage was noted prior to disaster but was closed as noted on XXXX.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/11/2022	03/31/2022		1	1	1	1	2	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter XXXX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XXXX.  Transfer of claim was filed on XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/08/2022	03/31/2022		1.69	1.26	1.34	1.11	2	1	1	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	Yes	Performing Under Plan	XXXX	Chapter 13	XXXX	XXXX	XXXX	XXXX	No	No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Called and spoke to Authorized third party and advised of total amount due and to make payment today. Third party stated unable to make payment today and wanted to know if any payments were made. Third party thought loan was set up on ACH.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/31/2022	03/31/2022		1.33	1	1.01	1.01	7	0	0	0	XXXX	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to male a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/03/2022	03/31/2022		1	1	1	1	5	0	0	0	XXXX	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate and Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate and Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called for status of the year end statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/17/2022	03/31/2022		1	1	1	1	3	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Outbound contact was made with the borrower, who made a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Credit reporting
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/29/2022	03/31/2022		1	1	1	1.08	7	4	0	0	XXXX	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	No	N/A	No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Inbound call from borrower to schedule a payment in the amount of XXXX dated for XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXXX	XXXX	XXXX	XXXX	03/01/2022	02/01/2022	02/15/2022	03/31/2022		0.77	0.99	1.1	1.1	4	0	0	0	XXXX	Yes	Yes	UTD	UTD	Moderate	No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Fair		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/04/2022	03/31/2022		0.67	1	0.89	1	2	2	5	1	XXXX	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX			Yes	Cancelled					No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Called and spoke to borrower. Borrower declined courtesy call due to did not want to verify.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/10/2022	03/31/2022		1.01	1.01	1.01	1.01	1	1	7	0	XXXX	No	No	Curtailment of Income	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Extension, forbearance	3XXXX	MOD	Yes	No	Yes	Extension, forbearance	No		A payment extension was processed on XXXX due to Covid-19 impact. A forbearance due to Covid-19 impact was completed on XXXX.	Limited	Completed Plan	EXT	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Outbound call to borrower who stated payment should be there tomorrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/26/2022	03/31/2022		1	1	1.01	1.02	7	1	0	0	XXXX	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower 2 called regarding the service transfer letter and statement reflecting the amount due and payment due. The servicer advised that the servicing will remain the same but there is new ownership of the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter XXXX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/08/2022	03/31/2022		1.12	1.06	1.04	1.03	4	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	Yes	Performing Under Plan	XXXX	Chapter 13	XXXX	XXXX	XXXX	XXXX	No	No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs [1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called to see if the loss draft check was disbursed. Servicer advised on XXXX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A written credit reporting dispute was placed on XXXX and has been resolved on XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  Insurance funds totaling XXXX were received for fire damage to the property on XXXX. An inspection received on XXXX reflected that the repairs are XXXX complete.  The damage repair amount is estimated at XXXX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1	1	1	2	1	5	XXXX	No	No	Curtailment of Income	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	Yes	No	N/A		No	XXXX									Yes	No	N/A	No	No	XXXX	XXXX	Yes	Extension, forbearance	XXXX	MOD	Yes	No	Yes	Extension, forbearance	No		A payment extension was processed on XXXX due to Covid-19 impact. A forbearance due to Covid-19 impact was completed on XXXX.	Limited	Completed Plan	EXT	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called in regarding the new Insurance Policy. Agent advised new policy verified and refund check was applied to escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/09/2022	03/31/2022		1	1	1	0.92	3	2	0	0	XXXX	No	No	Other	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Forbearance	3XXXX	FB	Yes	No	Yes	Forbearance	No		Forbearance extension approved XXXX to XXXX. Deferral of three payments processed on XXXX.	Limited	Completed Plan	FBA	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Outbound call to borrower who scheduled a payment in the amount of XXXX dated XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/30/2022	03/31/2022		1.33	1	1	1	7	0	0	0	XXXX	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower inquired if cheaper insurance is available through the lender than what is being offered. The borrower was transferred to the insurance department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/10/2022	03/31/2022	Adjustment completed XXXX	1	1	1	1	3	1	2	2	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Forbearance	3XXXX	FB	Yes	No	Yes	Forbearance	No		A forbearance plan from XXXX to XXXX was completed.	Limited	Completed Plan	FBA	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate and Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate and Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The co-borrower called to make a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1	1	3	2	2	0	XXXX	No	No	Curtailment of Income	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Contact made with the borrower for payment. The borrower advised will make the payment and reason for default is illness of borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXXX	XXXX	XXXX	XXXX	03/01/2022	02/01/2022	03/15/2022	03/31/2022		1	0.83	0.89	0.92	8	1	1	1	XXXX	Yes	Yes	Illness - Mortgagor	UTD	Moderate	No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Repayment Extension	1XXXX	RPP	Yes	Yes	Yes	Repayment Extension	No		Approved repayment plan from XXXX through XXXX with payments of XXXX. XXXX Covid deferment completed.	Limited	Completed Plan	EXT	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate and Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate and Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Automated credit dispute verification on XXXX was reviewed by servicer who reviewed all account information and late payments were accurate and dispute was resolved. On XXXX automated credit dispute verification noted and servicer reviewed and dispute was resolved. On XXXX automated credit dispute verification received and servicer reviewed and determined account accurate as of date reported and dispute was resolved. On XXXX automated credit dispute verification noted and servicer reviewed and removed delinquency reported for XXXX and updated to no data due to RESPA, other late pays verified and dispute was resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/10/2022	03/31/2022		1	1	1	1.08	6	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	No	N/A	No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/11/2022	03/31/2022		1	1	1	1	3	3	3	1	XXXX	No	No	Other	Resolved		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Authorized Third Party called to understand what documents are needed in response to a letter asking for the Death Certificate and Executor documents. Agent advised third party name is listed on the account and would just need to send a copy of the Death Certificate.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022		1	1	1	1	2	2	0	4	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/02/2022	03/31/2022		1.05	1.05	1.05	1.05	3	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower advised of no longer needing the forbearance plan as COVID hardship is resolved. Servicer advised it will close out at the end of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/09/2022	03/31/2022		1	1	1	1.08	8	2	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Forbearance	1XXXX	FB	Yes	No	Yes	Forbearance	No		A forbearance plan from XXXX to XXXX was completed.	Limited	Completed Plan	FBA	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower advsied will try to get the payment in by the end of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.  Comment on XXXX indicated a BK discharged. Case details were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXXX	XXXX	XXXX	XXXX	03/01/2022	02/01/2022	03/20/2022	03/31/2022		0.67	0.83	0.89	0.92	10	1	0	0	XXXX	Yes	Yes	Illness - Family	Temporary	Moderate	No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower advised that spouse mailed out the August payment that week.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/18/2022	03/31/2022		1	1	1	1	0	1	1	7	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Extension	XXXX	MOD	Yes	No	Yes	Extension	No		A deferment was completed XXXX.	Limited	Completed Plan	EXT	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to discuss the escrow shortage and insurance policy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	07/01/2022	06/01/2022	03/31/2022	03/31/2022		2.85	2.09	1.83	1.65	3	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/03/2022	03/31/2022		1	1	1	1	5	2	1	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called in to schedule the payment for February on XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXXX	XXXX	XXXX	XXXX	03/01/2022	02/01/2022	03/02/2022	03/31/2022		0.67	0.83	0.89	0.92	5	0	0	0	XXXX	Yes	Yes	UTD	UTD	Moderate	No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Outbound contact was made with the authorized spouse, who made a promise to pay.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower claimed a payment dispute on XXXX due to payment being XXXX short and causing the delinquency. On XXXX, the borrower claimed a payment of XXXXwas sent on XXXX and a payment of XXXX was sent on XXXX. The borrower scheduled a payment along with the additional XXXX. Servicer found on XXXX and XXXX that the two payments were returned as non-sufficient. No further reference from the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XXXX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/21/2022	03/31/2022		1	1.02	0.92	1.12	7	0	0	0	XXXX	Yes	No	Payment Disputes	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	No	N/A	No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to make a payment and inquired if debit card could be used. Servicer advised of having to use a routing number and payment was completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/30/2022	03/31/2022		1.33	1.17	1.11	1.09	5	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called regarding receipt of a claim check for loss draft and was provided the overnight address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The borrower advised of having a claim check on XXXX which was received to loss draft on XXXX. No further details of the claim or status evident.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/03/2022	03/31/2022		1	1	1	1.01	2	2	1	2	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	Yes	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower requested a payoff quote on XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022		1	1	1	1	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 0XXXX.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit dispute was noted on XXXX and was deemed resolved as noted on XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022		0.67	1	1	1	7	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	N/A	N/A	No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/11/2022	03/31/2022	Adjustment completed XXXX, due date did not roll until XXXX	1	1	1	1.01	3	0	0	1	XXXX	Yes	No	Curtailment of Income	Resolved		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	forbearance	2XXXX	FB	Yes	No	Yes	forbearance	No		Pandemic forbearance completed XXXX	Limited	Completed Plan	FBA	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to find out if automated payments were setup on the account. The agent confirmed that it was not setup and and sent an automated payment form. The borrower made a promise to pay before the 16th via online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022		1	1	1	1.08	4	2	1	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter XXXX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/27/2022	03/31/2022		0.67	1	0.89	0.92	4	2	1	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Forbearance	0XXXX	FB	Yes	No	Yes	Forbearance	No		Loan completed a pandemic forbearance from XXXX to XXXX.	Limited	Completed Plan	FBA	XXXX	XXXX	XXXX	XXXX	Yes	Active	XXXX	Chapter 7	XXXX	XXXX	XXXX	XXXX	No	No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XXXX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/28/2022	03/31/2022		1.1	1.1	1.07	1.06	10	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called lost job and needs another forbearance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/22/2022	03/31/2022	Verified tape string discrepancy.	1.33	1	1	1.08	2	1	1	3	XXXX	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Forbearance	2XXXX	FB	Yes	No	Yes	Forbearance	No		XXXX 3 month forbearance set up.	Limited	Completed Plan	FBA	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower daughter called to confirm payment was received..
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/06/2022	03/31/2022		1	0.83	0.89	0.92	4	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower stated they would pay on Friday. Delinquency due to the borrower's pay period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/29/2022	03/31/2022		1	1	1	1	2	1	2	1	XXXX	Yes	No	Curtailment of Income	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower inquired on letter received but did not provide specific information on it. Borrower also processed a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	02/28/2022	03/31/2022		0.67	1	0.89	0.92	3	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Payoff has been requested within the last 60 days [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower made a payment
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed credit reporting. Servicer updated transaction history and issue is resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comment dated XXXX reflects that the property is located in a FEMA disaster area due to remnants of XXXX XXXX declared XXXX and a disaster inspection was ordered. Comment dated XXXX reflects disaster inspection was completed. No damages reported. Property was in FEMA disaster area noted on XXXX, no evidence of damages.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1	1.08	3	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	No	N/A	No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower was contact for payment but was unable to make the payment due to playing catch-up from COVID and spouse having been off work but is almost there, but just running one month behind. To bring the account current, a repayment plan will be setup in April.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/30/2022	03/31/2022		1	1	1	1	11	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower 1 wants to know why she needs to send over death certificate for borrower 2 when she has already done so. Servicer advised they do not have it on file.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022		0.67	1	1	1	8	1	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/28/2022	03/31/2022		1	1.17	1.11	1.08	5	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022		1	1	1	1	9	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Extension	XXXX	MOD	Yes	No	Yes	Extension	No		XXXX Deferment completed.	Limited	Completed Plan	EXT	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to have the suspense funds applied to the principal balance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/08/2022	03/31/2022	Velocity verified correct; additional principal applied	1.41	1.32	1.54	1.53	10	0	0	0	XXXX	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called to ask about making the payment by western union and was advised to use moneygram.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed credit reporting. Servicer updated transaction history and issue is resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Property was in FEMA disaster area noted on XXXX, no evidence of damages.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/22/2022	03/31/2022		1	1	1	1	3	0	0	0	XXXX	No	No	Illness - Mortgagor	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-New Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	No	N/A	No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Authorized Third Party call in to  to make a payment for March on XXXX. Received payment in amount of  XXXX with checking Bank account number
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  XXXX Claim filed for water damage date of loss XXXX. XXXX Borrower called regarding a loss draft check. Borrower filed a claim for the roof. No evidence of repairs completed.  The damage repair amount is estimated at XXXX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022		1	1	1	1	3	1	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	Yes	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter XXXX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXXX	XXXX	XXXX	XXXX	03/01/2022	02/01/2022	02/15/2022	03/31/2022	The monthly cash velocity differences were due to principal curtailments.	0.82	0.91	0.83	0.87	2	0	0	0	XXXX	Yes	Yes	UTD	UTD	Moderate	No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Fair		Moderate	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to discuss the account status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/25/2022	03/31/2022		1	1	1	1.17	6	6	0	0	XXXX	No	No	Curtailment of Income	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Forbearance	XXXX	FB	Yes	No	Yes	Forbearance	No		Pandemic forbearance completed XXXX	Limited	Completed Plan	FBA	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower advised will call back and make a payment by phone on XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022		1	1	1	1	1	3	4	1	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Forbearance	1XXXX	FB	Yes	No	Yes	Forbearance	No		XXXX Forbearance plan was extended through XXXX.	Limited	Completed Plan	EXT	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower inquired about having a 1098 sent by mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/12/2022	03/31/2022		1	1.07	1.04	1.03	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate and Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate and Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Advised the borrower of amount due. Borrower made a payment in the amount of XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XXXX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXXX	XXXX	XXXX	XXXX	03/01/2022	02/01/2022	02/25/2022	03/31/2022		0.67	0.83	0.89	0.92	6	5	0	0	XXXX	Yes	Yes	UTD	UTD	Moderate	No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The servicer called and spoke with borrower who scheduled a payment for XXXX in amount of XXXX..
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XXXX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/30/2022	03/31/2022		1	1	1	1	6	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called to see if last payment was received. Servicer advised they received it XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/04/2022	03/31/2022		1	0.83	0.89	1	3	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower advised that they received the goodbye letter and service transfer notice.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XXXX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022		1.35	1.18	1.22	1.17	3	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate and Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate and Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called for the total payment amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Property was impacted by XXXX as noted on XXXX. No damage was noted.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	09/30/2021	03/31/2022		1	1	1	1	2	0	0	2	XXXX	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XXXX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/04/2022	03/31/2022		1	1	1	1	5	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower inquired on letter received and advised them of service transfer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/09/2022	03/31/2022		1	1	1	1.08	12	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower 2 called for hazard insurance information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XXXX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022		0.67	1	1	1	2	2	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The authorized third party called about the servicing transfer letter. Letter is in English but the borrower Speaks Spanish. Explained what the transfer means for them.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/11/2022	03/31/2022		1	1	1	1	6	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Forbearance	2XXXX	FB	Yes	No	Yes	Forbearance	No		A forbearance due to Covid-19 impact was completed on XXXX.	Limited	Completed Plan	FBA	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called regarding the escrow statement and the higher insurance premium.  The agent replied that the shortage of XXXX was spread over 12 months and the new payment for XXXX is effective in December.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022		1	1	1	1	2	0	3	3	XXXX	No	No	Curtailment of Income	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate and Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate and Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/05/2022	03/31/2022		1	1	1	1	3	0	0	1	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/24/2022	03/31/2022		1	1	1	1	8	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower made a payment in the amount of XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1	1	7	2	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in to schedule a payment for XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is flood.  XXXX Borrower called had flood damage and has a check. XXXX Claim check in amount of XXXX received. On XXXX- Comment states check was mailed to borrower by regular mail. Agent reached out to borrower to see if check was received, but no additional comments in file.  The damage repair amount is estimated at XXXX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/10/2022	03/31/2022	Velocity verified correct; additional principal applied	1.66	2	1.97	1.88	2	1	2	4	XXXX	No	No	Curtailment of Income	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	Yes	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Extension, Forbearance	XXXX	MOD	Yes	No	Yes	Extension, Forbearance	No		XXXX Covid deferment completed. Loan completed a pandemic forbearance from XXXX to XXXX	Limited	Completed Plan	EXT	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate and Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate and Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Payoff requested on XXXX and XXXX.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022		1.1	1.1	1.1	1.1	6	1	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXXX	XXXX	XXXX	XXXX	03/01/2022	02/01/2022	03/31/2022	03/31/2022	The loan was modified on XXXX.	1	0.83	0.89	1	11	0	0	1	XXXX	Yes	Yes	UTD	UTD	Moderate	No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Fair		Moderate	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in regarding payment change. The agent advised increase due to escrow and that there is a shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/02/2022	03/31/2022		1	1.01	1	1	2	1	1	2	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Extension, Forbearance	XXXX	MOD	Yes	No	Yes	Extension, Forbearance	No		Deferment were completed on XXXX and XXXX. Loan completed a pandemic forbearance from XXXX to XXXX.	Limited	Completed Plan	EXT	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/22/2022	03/31/2022		1	1	1	1.08	4	1	1	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called regarding escrow shortage.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed credit reporting. Servicer updated transaction history for XXXX and issue is resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022		1	1	1	1.08	12	0	0	0	XXXX	No	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	No	No	No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to confirm there is no co-borrower on the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter XXXX.  The bankruptcy was filed under case number XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022		1	1	1	1	2	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower made the October payment and late fee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/17/2022	03/31/2022		1	1	1	1	3	0	0	0	XXXX	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XXXX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/11/2022	03/31/2022		1.33	1	1	1	4	1	0	0	XXXX	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter XXXX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022		1	1	1	1	1	2	1	4	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	extension	XXXX	MOD	Yes	No	Yes	extension	No		A deferment was processed on XXXX.	Limited	Completed Plan	EXT	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to make a payment and requested and ACH form to be mailed. The borrower also called regarding the lender placed insurance letter and wanted to keep that insurance in place.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XXXX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Roof damage noted on XXXX and XXXX.  Damage is not covered by lender placed policy. No evidence repairs are completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/21/2022	03/31/2022		1	1.04	1.03	1.02	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	Yes	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter XXXX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	02/27/2022	03/31/2022		1	0.83	1	1.08	2	1	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate and Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate and Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called on XXXX to discuss the loan status and if the account was being service transferred.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is TBD.  Comment on XXXX reflects that roof needs to be repaired. No evidence of damage being resolved.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1	1	2	2	1	0	XXXX	No	No	Other	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	Yes	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Extension	0XXXX	MOD	Yes	No	Yes	Extension	No		A 4-month deferment was processed on XXXX.	Limited	Completed Plan	EXT	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Inbound call from borrower to inquire about legal fees on the statement. Advised how to send a written request for information on the fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1.33	1	1	1	3	0	0	0	XXXX	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Forbearance	XXXX	FB	Yes	No	Yes	Forbearance	No		Expiring forbearance noted XXXX	Limited	Completed Plan	FBA	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate and Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate and Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called regarding a surplus check in the amount of XXXX. The borrower was advised to allow 7-10 days to received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/09/2022	03/31/2022		1	1	1	1	5	1	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in to inquire about their payment amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: On XXXX, an authorized parent called for account information and was instructed to send the death certificate, will and trust. No evidence of their receipt was indicated.	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/04/2022	03/31/2022		2.38	1.69	1.46	1.34	2	1	1	2	XXXX	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	02/27/2022	03/31/2022		1	1	1	0.92	7	0	0	0	XXXX	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called to schedule a payment for XXXX, on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Property was in FEMA disaster area noted on XXXX, no evidence of damages.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/11/2022	03/31/2022		1.33	1	1	1	7	0	0	0	XXXX	Yes	No	Excessive Obligations	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-New Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	3	[3] Mortgagor Deceased - In Probate [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower's father called borrower is deceased and he is in probate to be executor.  Borrower is deceased and In Probate.  The date of death is XXXX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit dispute resolved
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/21/2022	03/31/2022		1.01	1.01	1	1.03	1	1	2	2	XXXX	No	No	Curtailment of Income	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	N/A	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	No	N/A	No	No	XXXX	XXXX	Yes	Forbearance	1XXXX	FB	Yes	No	Yes	Forbearance	No		Forbearance plan for 3 months completed	Limited	Completed Plan	FBA	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower inquired on payments and was advised that May's payment was already made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter XXXX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/25/2022	03/31/2022		1	1	1.11	0.97	1	4	1	3	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower scheduled a payment for XXXX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A written credit reporting dispute was placed and resolved on XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/25/2022	03/31/2022		1	1	1	1.08	7	1	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	No	N/A	No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate and Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate and Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf wasXXXX.  The borrower called to request the 1098.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/07/2022	03/31/2022	Velocity verified correct; additional principal transactions.	1.07	1.09	1.11	1.11	2	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter XXXX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is active.  Bankruptcy reflect relief granted on XXXX but was reversed and comment on XXXX reflects relief is not warranted due to loan being current. Prior bankruptcies XXXX and XXXX were noted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/10/2022	03/31/2022		1	1.01	1.02	1.02	4	3	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	Yes	Active	XXXX	Chapter 13	XXXX	XXXX	XXXX	XXXX	No	No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to make a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/27/2022	03/31/2022		1	1	1	1	4	4	1	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XXXX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/31/2022	03/31/2022	SitusAMC string has been verified and the discrepancy is confirmed.	1.33	1	1	1	7	0	0	0	XXXX	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/30/2022	03/31/2022		1	1	1	1	1	1	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	Yes	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The authorized spouse made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022		1.11	1.06	1.04	1.11	4	2	1	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to confirm payment will go out to new agent.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Verbal and the reason is Insurance dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  XXXX Insurance dispute noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XXXX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/18/2022	03/31/2022		1.55	1.16	1.16	1.16	2	1	1	2	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	No	N/A	No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The servicer called and spoke with borrower who refused to verify account and stated will make payment by end of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/31/2022	03/31/2022		1	1	1	1.1	7	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called to make payment on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Unspecified property damage noted XXXX prior to scope of review. Borrower stated will be filing claim but no evidence of claim filed or damages repaired.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	Yes	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/30/2022	03/31/2022		1.33	1.17	1.11	1.08	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/04/2022	03/31/2022		1	1	1	1.01	2	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower was advised of a pending escrow change.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Verbal and the reason is Maturity date.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed the maturity date and was advised it was extended due to modifications in 2010 and 2016. Sent borrower copies of the modification documents.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/02/2022	03/31/2022		1.06	1.06	1.06	1.06	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	No	N/A	No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 0XXXX.  Borrower stated payment was mailed on XXXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter XXXX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Major disaster area declared from XXXX to XXXX for straight-line winds occurred XXXX.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/18/2022	03/31/2022		1	1	0.89	1	1	1	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower reported receiving an insurance claim check; endorsement instructions were given to the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Comments reflect an insurance claim for wind/hail damage suffered on XXXX.  Claim funds in the amount of XXXX were endorsed/returned to the borrower on XXXX. Funds in the amount of XXXX were endorsed/returned on XXXX. There is no evidence repairs have been completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/11/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	Yes	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower promised to pay XXXX on XXXX.  Owner occupancy was verified.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter XXXX.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/02/2022	03/31/2022	Loan modification occurred on XXXX. Next due change doesn't occur until XXXX.	1	0.83	0.89	1	0	0	0	1	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Inbound call from borrower scheduling a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022	Adjustment completed XXXX	1	1	1	1	1	1	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to inquire if the bank account for autopay was updated. Servicer confirmed it was changed on XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower advised that they will make a payment today.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter XXXX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/03/2022	03/31/2022	Confirmed the XXXX transaction history matches the payment history provided.	1	0.83	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/17/2022	03/31/2022	SitusAMC string has been verified and the discrepancy is confirmed. A loan modification was completed on XXXX.	1.33	1.17	1.11	1.09	0	1	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XXXX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is active.  Converted to a Chapter 7 from Chapter 11 on XXXX. XXXX Chapter XXXX remains pending. No further updates.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	Yes	Active	XXXX	Chapter 7	XXXX	XXXX	XXXX	XXXX	No	No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022	Adjustment completed XXXX, due date did not roll until XXXX	1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Inbound call from borrower inquiring about flood insurance.  Rep advised no longer escrow for flood insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1.01	1.01	1.01	1.01	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower was advised of new payment amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter XXXX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XXXX.  The proof of claim was filed XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX the agent contacted the Borrower regarding the transfer of the account to a new servicer. The borrower accepted a promise to pay .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/18/2022	03/31/2022		1	1	1	1.08	2	1	1	1	XXXX	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called to make a payment and pay fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter XXXX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is release from stay granted.  The proof of claim was filed XXXX.  A motion for relief was filed XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022	Adjustment completed XXXX	1	1.02	1.01	1.01	0	0	0	10	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	Yes	Yes	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called about getting the 1098's and for XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: XXXX Poverty is located in a FEMA disaster area due to XXXX. No evidence of damage.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/04/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower made a payment and had an inquiry regarding a fee. The agent advised that the fee was paid at the time of processing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/10/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XXXX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/04/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/11/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: Property was impacted by XXXX as noted on XXXX. No damage was noted.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/07/2022	03/31/2022	SitusAMC string has been verified and the discrepancies are confirmed. A loan modification was completed on XXXX	1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to discuss the service transfer and account status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/02/2022	03/31/2022	The loan was modified on XXXX.	1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022		1	1	1	1	2	2	1	1	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower stated had not heard from a loan officer as requested; agent placed a request for supervisor.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XXXX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called in to schedule a payment and set up a verbal ACH.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XXXX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/22/2022	03/31/2022	SitusAMC string has been verified and the discrepancy is confirmed. A loan modification was completed on XXXX.	1.01	1.01	1	1	1	0	0	10	XXXX	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/18/2022	03/31/2022	Adjustment completed XXXX	1	1	1	1	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower was advised of escrow analysis and borrower stated that they mailed in October's payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/11/2022	03/31/2022		1	1.04	1.03	1.02	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to inquire about letter received
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/10/2022	03/31/2022	Confirmed the XXXX transaction history matches the payment history provided.	1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/02/2022	03/31/2022		1.41	1.41	1.4	1.29	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter XXXX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/05/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower promised to pay XXXX on XXXX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  An automatic credit dispute verification form was received on XXXX.  The dispute appears resolved as no further activity was noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	No	N/A	No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/28/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower authorized a payment in the amount of XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/25/2022	03/31/2022	Adjustment completed XXXX.	1	1	1	1	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower discussed dispute and insurance.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit dispute was noted on XXXX and was resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter XXXX.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/07/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	No	No	No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower promised to make a payment by XXXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1	1	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: XXXX Property is located in a FEMA disaster area due to XXXX. No evidence of damage.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/18/2022	03/18/2022	03/19/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XXXX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.  Commentary reflects a discharged bankruptcy but did not contain all of the case-specific details.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/21/2022	03/31/2022		1	1	0.97	1.06	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called to reschedule payment for XXXX. Servicer advised cannot accept credit cards for payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called because was upset on receiving a notice of intent for the month of November when made the payment on XXXX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A verbal credit dispute was received XXXX.  The agent reversed the payment applied towards the wrong account in error.  The servicer sent an email to reapply the funds and fix the credit reporting.  The dispute appears resolved as no further issues were noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/10/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	Yes	N/A	No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called in no dialog to report.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/28/2022	03/31/2022		1	1	1	1	2	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in to set up an auto-draft payment schedule.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/28/2022	03/31/2022		1	1	1	1	2	1	1	1	XXXX	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter XXXX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/11/2022	03/31/2022		1	1	1	1	0	6	4	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Modification	XXXX	MOD	Yes	No	Yes	Modification	No		XXXX Loan modification completed.	Limited	Completed Plan	Non-HAMP	XXXX	XXXX	XXXX	XXXX	Yes	Performing Under Plan	XXXX	Chapter 13	XXXX	XXXX	XXXX	XXXX	No	No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in to make sure the correct insurance policy details were noted on their account,
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1	1	1	1	1	7	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate and Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate and Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Outbound call borrower not impacted by Covid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: FEMA XXXX	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/04/2022	03/31/2022		1	1	1	1	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	02/16/2022	03/31/2022		1	1	1	0.92	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The agent contacted the borrower to see if they needed assistance after XXXX. The borrower stated that they will be able to continue the monthly payments and will not need assistance. A forbearance was declined.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/16/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/02/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower advised of being impacted by pandemic and went over escrow relief.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Property was impacted by XXXX as noted on XXXX. No damage was noted.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022		1.03	1.03	1.03	1.02	3	1	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Outbound contact was made with the borrower, who made a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022		1	1	1	1	4	0	0	0	XXXX	No	No	Curtailment of Income	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/25/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower inquired about home equity loans. The agent advised that they do not offer home equity loans and they can speak to their financial institution.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  On XXXX the borrower called to report that they filed a claim for termite damage. On XXXX the insurance company denied the claim and no repairs were made.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/07/2022	03/31/2022		1	1	1	1	0	0	0	5	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	Yes	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Called borrower on 10/5/21.  Borrower stated they will make a payment by the grace period.  Also stated they do not want to be called.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/07/2022	03/31/2022		1	1	1	1	1	1	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called and promised to pay XXXX via moneygram/western union
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/10/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/10/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: FEMA Disaster Hurricane Sally	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022		1	1	1	1	2	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/04/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Borrower reported property damage on XXXX. No evidence claim was filed or damages repaired.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Property was in FEMA disaster area noted on XXXX.	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/28/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	Yes	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022	Loan modification occurred on XXXX. Verified string discrepancy.	1.2	1.21	1.08	1.27	0	0	0	10	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The agent made a routine collection call and the borrower requested a copy of the amortization schedule.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	07/01/2022	06/01/2022	03/29/2022	03/31/2022	Adjustment completed XXXX	2.32	1.68	1.45	1.34	2	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Damaged/Occupied/FEMA Zone - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called with questions about inability to make a payment. Agent advised it was due to forbearance flag that expired last month, but will be removed tomorrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Damage was noted due to hurricane on XXXX. Per comment on XXXX, there is minor damage to the property. Damages were noted to roof, fence and shed. Claim was noted in the amount of XXXX.  No evidence of damage being resolved as of data cutoff XXXX.  The damage repair amount is estimated at XXXX.  Property repair is in process.  The property condition is excellent.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Property was impacted by XXXX as noted on XXXX. Minor damage was noted. No evidence of damage being resolved.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/12/2022	03/31/2022		1	1	1	1.01	3	0	0	0	XXXX	Yes	No	Other	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	Yes	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Forbearance	XXXX	FB	Yes	No	Yes	Forbearance	No		Loan completed a pandemic forbearance from XXXX to XXXX.	Limited	Completed Plan	FBA	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called to go over the payoff amount and last time taxes and insurance paid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/12/2022	03/31/2022		1.21	1.21	1.21	1.21	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Payoff has been requested within the last 60 days [2] Verbal Dispute - Servicer responded and issue open with active efforts to resolve	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX the borrower called regarding a payoff request dispute. On XXXX the borrower informed the servicer that they were refinancing the loan.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Verbal and the reason is Payoff Request.  The dispute is not resolved and the status indicates Servicer responded and issue open with active efforts to resolve.  On XXXX the borrower called with a representative from Crosscountry Mortgage regarding a payoff request made XXXX, XXXX, XXXX, XXXX, XXXX, XXXX, XXXX, XXXX, XXXX and XXXX. The borrowers were irate that a payoff had not yet been forwarded although requested several times. They reiterated the needed for it to be good through XXXX. Payoffs were generated on XXXX and XXXX with a payoff date of XXXX, and XXXX and XXXX with a payoff date of XXXX. The agent advised  the payoff had to be generated manually due to the payoff date being past the date that the loan was being transferred to a new servicer. The agent forwarded a payoff through XXXX to them by email. It does not appear that this issue is resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XXXX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/30/2022	03/31/2022	The loan was modified on XXXX.	1	1	1	1	1	0	0	0	XXXX	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	No	N/A	No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower stated will make payment online XXXX. Borrower also stated no damages from storm.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Property was in FEMA disaster area noted on XXXX, no evidence of damages.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022		0.67	0.83	0.89	0.92	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in regarding notice of late payment received and was told loan was not delinquent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/10/2022	03/31/2022		1	1	1	1.01	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in and stated credit report showing owes more than credit limit. The agent confirmed the modification and balloon. The borrower also inquired about insurance policy and if can pay it out of pocket.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	02/26/2022	03/31/2022	Adjustment completed XXXX, due date did not roll until XXXX	1	1	1	1	0	1	1	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower stated that borrower 2 passed away 10-13 days ago. They will make the November payment on XXXX and on XXXX they will make a payment that includes an escrow only payment. The agent requested the death certificate for the spouse.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Disaster declared for XXXX XXXX, disaster end XXXX. No damage noted. Co-borrower deceased.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/12/2022	03/31/2022	SitusAMC string has been verified and the discrepancies are confirmed. A loan modification was completed on XXXX.	1.04	1.02	1.01	0.93	1	0	0	4	XXXX	Yes	No	Excessive Obligations	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called regarding the claims check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	01/14/2022	03/31/2022	The loan was modified on XXXX.	0.34	0.17	0.24	0.4	0	0	0	5	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/31/2022	03/31/2022	Adjustment completed XXXX	1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 0XXXX.  Borrower called in on 4/15/21 for status of claim check.  Advised the check has been received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022	Adjustment occurred on XXXX	1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/07/2022	03/31/2022	SitusAMC string has been verified and the discrepancy is confirmed. A loan modification was completed on XXXX.	1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Modification	XXXX	MOD	Yes	No	Yes	Modification	No		A loan modification was completed on XXXX.	Limited	Completed Plan	Non-HAMP	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to confirm payment amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022		0.67	1	1	1.02	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	3	[3] Mortgagor Deceased - Not clear or no information on executor/heir	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Not clear or no information on executor/heir.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/31/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	N/A	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XXXX.  Prior bankruptcy was filed XXXX and was dismissed XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/15/2022	03/31/2022	Adjustment completed XXXX	1	1.05	1.04	1.03	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: Per comments dated XXXX, there is evidence of property located in a FEMA disaster declared area due to wildfires; however, no damages were reported	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022	The loan was modified on XXXX.	1	1	1.01	1	0	1	3	1	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Inbound call from borrower.  Borrower will call back to schedule a payment through the IVR system.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter XXXX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022		1	1	1	1	1	0	0	0	XXXX	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/11/2022	03/31/2022	Adjustment completed XXXX	1	1.01	1.01	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in no dialog.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/08/2022	03/31/2022	The loan was modified on XXXX.	1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower stated that they received a delinquency letter for taxes. The agent advised that the taxes were paid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/28/2022	03/31/2022		1	1.17	1.11	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called in about the servicing transfer. Confirmed the new investor.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter XXXX.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/05/2022	03/31/2022	Adjustment occurred on XXXX.	0.67	0.83	1	1	1	2	2	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/04/2022	03/31/2022	A loan modification was completed on XXXX; however, the due date did not advance until the following month.	1	1	1	0.92	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: On XXXX FEMA disaster area declared for hurricanes	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022	A loan modification was completed on XXXX; however, the due date did not advance until the following month.	1	1	1	1	1	0	0	0	XXXX	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/07/2022	03/31/2022	The XXXX-XXXX payments were deferred on XXXX.	1	1	1	1	2	1	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to inquire about insurance claim check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower Intends to keep property and was not impacted by disaster.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a major disaster area designated by FEMA for XXXX declared on XXXX. No damages were reported.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/05/2022	03/31/2022	Loan modified on XXXX effective XXXX	1	1	1	1	0	0	0	5	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Written Dispute - Servicer responded within 60 days and mortgagor still questioning servicer	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and mortgagor still questioning servicer.  Received multiple non-valid credit disputes. Previous responses sent.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/29/2022	03/31/2022	SitusAMC string has been verified and the discrepancies are confirmed. A loan modification was completed on XXXX.	1.33	1.17	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	No	N/A	No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower was advised property inspection reporting XXXX repair completion was received and claim would be closed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower advised that they did not receive a welcome packet and made a payment in the amount of XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/31/2022	03/31/2022		1.02	1.01	1.01	1.01	3	0	0	9	XXXX	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/21/2022	03/31/2022		1.46	1.23	1.15	1.12	2	1	1	1	XXXX	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower made a promise to pay by XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter XXXX.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/31/2022	03/31/2022	Adjustment occurred on XXXX.	1.33	1.17	1.11	1.08	0	0	0	3	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to ask about loan details.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comments indicate that FEMA disaster area for hurricane	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	09/15/2021	03/31/2022	The loan was modified on XXXX per the payment history provided.	1	1	1	1	2	1	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Authorized third party called advised he had set ACH draft on the account, but was not aware that it did not start until XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XXXX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: XXXX Property is located in a FEMA disaster area due to wildfires. No evidence of damage.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022	A modification was applied on XXX bringing the loan due for XXXX.	1	1.02	1.04	1.03	0	0	0	4	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower scheduled the payment for XXXX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  A verbal payment dispute was placed on XXXX and has been resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/31/2022	03/31/2022	Modification completed XXXX, due date did not roll until XXXX.	1	1.01	1	1	0	0	0	1	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	No	N/A	No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: FEMA disaster due to XXXX XXXX-XXXX.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022	Adjustment occurred on XXXX.	1	1	1	1	0	0	0	1	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	09/02/2021	03/31/2022	Loan adjustment XXXX with due date advancement evident XXXX.	1	1	1	1	1	1	1	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter XXXX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Property was impacted by XXXX as noted on XXXX. No damage was noted.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/04/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called to make payment on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Property was in FEMA disaster area noted on XXXX, no evidence of damages.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/18/2022	03/31/2022	A loan modification was completed on XXXX; however, the due date did not advance until the following month.	1	1	1	1	0	0	0	11	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Discussed escrow increase due to taxes paid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter XXXX.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/26/2022	04/26/2022	09/06/2021	03/31/2022		1	1	1	1	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate and Escrow Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate and Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/25/2022	03/25/2022	09/25/2021	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called in on 10/1/21 asking why their payment increased.  Advised it was due to escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/23/2022	03/31/2022		1	1.17	1.11	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in to request copy of loan modification
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: On XXXX the payoff quote processed	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	09/13/2021	03/31/2022		1	1	1	1	0	1	2	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to discuss receipt of the payment made XXXX.  The agent advised the payment had been processed the same day.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: An assumption was completed on XXXX.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/03/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/05/2022	03/31/2022		1	1	1	0.83	2	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	N/A	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower stated that they are not working with credit agency.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed credit reporting. Servicer updated transaction history and issue is resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	09/10/2021	03/31/2022		1	1	1	1	2	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	No	N/A	No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower requested instructions on how to add their spouse to the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XXXX.  The bankruptcy details were not clearly stated.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/29/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX the borrower called to find out the status of the XXXX draw check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Claim filed for wind damage noted on XXXX. Claim funds received in the amount of XXXX. File is pending additional documents for review. No evidence repairs are completed.  The damage repair amount is estimated at XXXX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/28/2022	03/31/2022		1.02	1.01	1.01	1	5	0	0	0	XXXX	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	Yes	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower stated will always make payment before the 15th of the month
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022	Loan modification occurred on XXXX.	1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower promised to pay on XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: FEMA disaster for XXXX XXXX-XXXX.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	09/30/2021	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called in to request the loan number and confirmed an online payment was scheduled for same day..
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022	A loan modification was completed on XXXX; however, the due date did not advance until the following month.	1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called in on XXXX to make sure the loan was not being sold.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter XXXX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/03/2022	03/31/2022	Adjustment completed XXXX.	1	1	1	1	0	0	0	2	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Authorized third party called to make sure XXXX that was sent in was applied to fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	06/01/2022	05/01/2022	03/01/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Outbound call to collect payment, which borrower promised to make online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: FEMA disaster areas declared for XXXX remnants XXXX to XXXX.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/28/2022	03/31/2022		1.33	1	1	1.08	2	1	0	0	XXXX	Yes	No	Illness - Mortgagor	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to speak to the refinance department.  The servicer discussed the results of the credit dispute.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  On XXXX, the borrower verbally disputed the credit reporting for November and December of last year.  A written credit dispute was received on XXXX.  On XXXX, the servicer advised that the research confirmed the delinquency and no change would be made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/08/2022	03/31/2022	The loan was modified on XXXX; the payment history does not reflect the adjusted Next Due Date until XXXX.	1	1	1.03	1.05	4	1	3	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	No	N/A	No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022	The pay history indicated an adjustment was completed in XXXX; however, an updated due date was not provided until XXXX.	1	1	1	1.08	2	1	1	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/03/2022	03/31/2022	SitusAMC string has been verified and the discrepancy is confirmed. A loan modification was completed on XXXX; however the due date did not advance until the following month.	1	0.83	1	1	1	0	1	8	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called regarding insurance check. Servicer advised funds were mailed on XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: On XXXX a death certificate and marriage license were received pending the successor in interest documents for the deceased borrower.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/02/2022	03/31/2022		0.67	0.83	1	0.92	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Outbound call to advised of servicing transfer and offer to take payment, which borrower made over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Commentary on XXXX reflects a denied claim for water damages incurred on XXXX. The damage details are not present and there is no evidence that repairs have started.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/23/2022	03/31/2022		1.33	1	1	0.92	2	0	0	0	XXXX	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	Yes	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1.42	1.34	1.31	1.25	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in to request payment history.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/09/2022	03/31/2022		1	1	1	1.01	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022		1	1	1	1	2	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower promised payment by the 16th.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022	Adjustment occurred on XXXX.	1	1	1	1	0	1	1	7	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower wanted to make sure that the loan officer was legit.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022	The loan was modified on XXXX; the payment history does not reflect the adjusted Next Due Date until XXXX.	1	1	1	1	1	1	1	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called to get details on the equity of the house.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/03/2022	03/31/2022		1	1	1	1	0	0	0	5	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.  The bankruptcy details were not clearly stated.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Spoke with borrower on 4/26/21 to confirm hazard insurance and run a new escrow analysis.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/03/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in to make a payments
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  On XXXX  the borrower called for update on credit dispute and was told to send in dispute in writing. On XXXX the borrower was told that dispute on credit was updated and requested letter to be sent.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022	A modification was applied on XXXX bringing the loan due for XXXX.	1	1	1	1	0	0	0	1	XXXX	No	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	UTD	UTD	No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/04/2022	03/31/2022	Modification completed XXXX.	1	1	1	1	0	1	1	8	XXXX	No	No	Curtailment of Income	Resolved		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Modification	0XXXX	MOD	Yes	No	Yes	Modification	No		Modification was completed XXXX	Limited	Completed Plan	Non-HAMP	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	3	[3] Mortgagor Deceased - Not clear or no information on executor/heir	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Not clear or no information on executor/heir.  The date of death is XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/02/2022	03/31/2022		1	1	1	0.92	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/31/2022	03/31/2022	Adjustment occurred on XXXX.	1.33	1.17	1.11	1.08	1	1	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.  Comments on XXXX indicated a BK discharged on XXXX.  Case details were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/29/2022	03/31/2022	The loan was modified on XXXX.	1	1	1	1.08	0	0	0	7	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/07/2022	03/31/2022		0.67	0.83	0.89	0.92	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/30/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to inquire about a service transfer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/07/2022	03/31/2022		1.01	1.01	0.89	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower made a payment in the amount of XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter XXXX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: Damage was noted with a date of loss of XXXX. Damage is resolved and non-monitored as noted on XXXX.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/10/2022	03/31/2022	Adjustment completed XXXX	1	1	1	1	0	0	0	10	XXXX	No	No	Curtailment of Income	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Per the commentary the borrower advised a claim was filed for heavy snow damage to the garage roof on XXXX. The servicer opened an endorse and release claim, and on XXXX all funds were released to the borrower without inspection. There is no evidence that repairs were started.  The damage repair amount is estimated at XXXX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/22/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	Yes	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to go over the loan terms and verified the payment change date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA area for XXXX as of XXXX; no damage was reported.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/12/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/30/2022	03/31/2022	A modification was applied on XXXX bringing the loan due for XXXX.	1	1	1.01	1	0	0	0	8	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called in on 11/5/21 requesting to have copy of billing statement and payment history mailed to them.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter XXXX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/11/2022	03/31/2022	Adjustment occurred on XXXX.	1	1	1	1	0	0	0	7	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is flood.  Per the commentary the servicer released the XXXX in non-monitored claim funds received for flood damage incurred on an unspecified date. There is no evidence of an inspection or that repairs were started.  The damage repair amount is estimated at XXXX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA area for XXXX as of XXXX; damage was reported.	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/31/2022	03/31/2022		1.33	1.17	1.11	1.08	1	1	2	2	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	Yes	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	02/15/2022	03/31/2022		1	1	1	1.01	2	1	1	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Outbound call. The borrower scheduled a payment over the phone
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Per comments dated XXXX, there is evidence of property located in a FEMA disaster declared area due XXXX	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/17/2022	03/31/2022	Adjustment occurred on XXXX.	1	1	1	1	0	0	1	8	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter XXXX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	06/01/2022	05/01/2022	03/18/2022	03/31/2022		1.76	1.25	1.08	1.15	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/29/2022	03/31/2022		1	1	1	1	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1	1	4	1	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA area for XXXX as of XXXX; no damage was reported.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Advised the borrower that the claims check was mailed out on XXXX and the claim is now closed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/09/2022	03/31/2022		1.03	1.02	1.02	1.01	4	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1.03	1.03	1.02	1.02	2	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to very what was covered under the lender place insurance policy.  The homeowner was transferred to file a claim for lightning damage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  A claim was filed for fire and lightning damage that occurred on XXXX estimated at XXXX per notes dated XXXX.  The insurance claim was denied by the insurance carrier per notes dated XXXX.  The status of the repairs was not indicated.  The damage repair amount is estimated at XXXX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022	Modification completed XXXX	1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	Yes	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in wanting to know how has a 53 year mortgage and the agent advised due to loan modification
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/28/2022	03/31/2022		3.14	2.07	1.71	1.54	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.  The bankruptcy details were not clearly stated.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/04/2022	03/31/2022		0.68	1.02	1.02	1.02	4	7	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The Borrower called on XXXX to inquire about Insurance claim check and was provided with the information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Property was in FEMA disaster area noted on XXXX. The Commentary on XXXX states Claim funds were released for property damages.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/24/2022	03/31/2022		1.03	1.03	1.03	1.03	0	3	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022		1.05	1.06	1.06	1.07	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1	1.62	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/03/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter XXXX.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/17/2022	03/31/2022		1	0.83	1	1	6	3	1	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Spoke with borrower on 11/4/21.  Discuss payment and escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/31/2022	03/31/2022	SitusAMC string has been verified and the discrepancies are confirmed. A loan modification was completed on XXXX; however, the due date did not advance until the following month. A loan modification was also completed on XXXX; however, the due date did not advance until the following month.	1	1	1	1	0	1	1	1	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Called borrower on XXXX.  Borrower not impacted by hurricane disaster.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comment on XXXX - this property is located in a disaster area designated by FEMA. XXXX; It was declared on XXXX. No damages were reported.	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/31/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower stated that their mother had passed away and made a promise to pay by XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/17/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022	Adjustment completed XXXX	1	1	1	1	0	0	0	6	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/30/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XXXX.  Comments on XXXX indicated a BK dismissed.  Case details were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/10/2022	03/31/2022		0.69	1.02	1.02	1.02	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to discuss the unpaid principal balance and wanted to know how to make principal curtailments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: On XXXX the borrower disputed a deferred balance. Also requested no calls.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/10/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The servicer spoke with borrower who stated payment already made and the agent verified account is current.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: n	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/18/2022	03/31/2022		1	1.03	1.02	1.02	3	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Commentary dated XXXX reflects that the subject property is located in a FEMA Disaster Declared area. for Severe winter Storms. No damages reported.	Yes	0	XXXX	XXXX	XXXX	XXXX	06/01/2022	05/01/2022	03/18/2022	03/31/2022		1	1	1	1.08	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in and made a payment in the amount of XXXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022	Adjustment completed XXXX, due date did not roll until XXXX.	1	1	1	1	1	0	0	7	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/11/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower advised that the servicer is not reporting the loan to the credit bureaus.  The agent replied that is was due the loan not being reaffirmed.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  On XXXX, an automated credit dispute verification form regarding a credit item was received.   The audit was confirmed that the credit reporting stopped in XXXX since the Chapter 7 bankruptcy was discharged without reaffirmation.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter XXXX.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XXXX.  The proof of claim was filed XXXX.  A Chapter XXXX bankruptcy filed on XXXX was discharged without reaffirmation on XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	09/17/2021	03/31/2022		1	1	1	1	0	1	1	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	N/A	N/A	No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower stated that the reason for default was due to caring being ill sick from covid19.  The borrower made a promise to pay on that day for XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/26/2022	03/31/2022		1.33	1	1	1	5	0	0	0	XXXX	Yes	No	Illness - Mortgagor	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/03/2022	03/31/2022		1	0.83	1	0.92	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/16/2022	03/31/2022		1.03	1.03	1.15	1.03	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to inquire about a letter they received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter XXXX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/20/2022	04/20/2022	03/15/2022	03/31/2022		1	1	1	1.04	2	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate and Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate and Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The successor in interest called to make a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/10/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	N/A	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter XXXX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XXXX.  The proof of claim was filed XXXX.  Prior chapter XXXX bankruptcy filed XXXX and was discharged XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/12/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXXX.  The chapter is Chapter XXXX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	mod	XXXX	MOD	Yes	No	Yes	mod	No			Limited	Completed Plan	Non-HAMP	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called in on XXXX requesting for an update escrow analysis
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022		1	1	0.89	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/23/2022	03/31/2022	A modification was applied on XXXX bringing the loan due for XXXX.	0.67	0.83	0.89	0.92	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XXXX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called in on XXXX to discuss investor letter then received by mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XXXX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/10/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to verify information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/11/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower set up PTP.  SII received and added to system XXXX.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	09/03/2021	03/31/2022	SitusAMC string has been verified and the discrepancy is confirmed. A loan modification was completed on XXXX.	1	1	1	1	1	1	1	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	N/A	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called and wanted to know if Servicer have a Mobile App. and if the link could be sent. Agent responded have the App, but no line.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comment on XXXX - this property is located in a disaster area designated by FEMA. XXXX; It was declared on XXXX. No damages were reported.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/18/2022	03/31/2022	Adjustment completed XXXX.	1	1	1	1	0	0	0	2	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower needs a copy of a payment. Servicer requested payment history.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022	SitusAMC string has been verified and the discrepancy is confirmed. A loan modification was completed on XXXX.	1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	mod	XXXX	MOD	Yes	No	Yes	mod	No			Limited	Completed Plan	Non-HAMP	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called in to see if their loan was sold.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter XXXX.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XXXX.  The proof of claim was filed XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/10/2022	03/31/2022		1.07	1.07	1.07	1.07	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/22/2022	03/31/2022		1	1	1	1	2	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX			Yes	Still Being Paid	UTD				No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XXXX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/02/2022	03/31/2022		1	1	1	1.01	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	3	[3] Written Dispute - No indication servicer responded to outstanding dispute in writing [1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called in on XXXX stating no contractor and was doing repairs on property herself
EVIDENCE OF DISPUTE: Evidence of borrower dispute datedXXXX.  The dispute type is Written and the reason is Fee Dispute.  The dispute is not resolved and the status indicates No information servicer responded to outstanding dispute in writing.  Borrower disputing payment late fee.  Stating fee should have been included in modification/loan.  As of XXXX appears claim is still open and unresolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is structural.  Inspection shows 91% completed.  Claim does roof and windows still open  The damage repair amount is estimated at XXXX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	Yes	No	N/A		No	XXXX									Yes	Yes	N/A	No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Property is located in a FEMA disaster area due to remnants of XXXX declared XXXX. No damages reported.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1.07	1.61	1.41	1.34	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022		1	1	0.89	0.92	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The authorized third party called to inquire about the final draw for the hazard claim.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Commentary on XXXX reflects that claim funds of XXXX were received due to interior & exterior damages caused during Hurricane Sally on XXXX. As of XXXX the servicer reclassified the claim as endorse and release and released the final draw to the borrower, who stated the repairs are ongoing, without inspection.  The damage repair amount is estimated at XXXX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA area for Hurricane Sally (XXXX) as of XXXX; damage was reported.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/22/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	Yes	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter XXXX.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XXXX.  The proof of claim was filed XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called to discuss prior modification and current refinance options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/05/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/31/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower advised that they will mail payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter XXXX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/25/2022	03/31/2022	Adjustment completed XXXX due date did not roll until XXXX. Velocity and paystring verified correct XXXX, XXXX	1	1	1	1	3	1	1	4	XXXX	No	No	Excessive Obligations	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Modification	XXXX	MOD	Yes	No	Yes	Modification	No		Loan modification was completed on XXXX.	Limited	Completed Plan	Non-HAMP	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower made a payment in the amount of XXXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XXXX.  The plan was confirmed on XXXX
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/22/2022	03/31/2022		1	1	1	1	0	0	10	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	Yes	Performing Under Plan	XXXX	Chapter 13	XXXX	XXXX	XXXX	XXXX	No	No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XXXX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/02/2022	03/31/2022	The loan was modified on XXXX.	1	1	1	1	0	0	0	3	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	Yes	Active	XXXX	Chapter 7	XXXX	XXXX	XXXX	XXXX	No	No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The co-borrower called to confirm that the endorsed insurance checks were received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower filed a claim due to damage from XXXX on XXXX. As of XXXX the servicer has received XXXX, of which XXXX has been released under the unmonitored claim, and there is no evidence that repairs have started.  The damage repair amount is estimated at XXXX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA area for XXXX as of XXXX; damage was reported.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/09/2022	03/31/2022	A loan modification was completed on XXXX; however, the due date did not advance until the following month.	1	1	1	1	0	0	0	1	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	Yes	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower stated will make payment online on XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Per commentary on XXXX, the property was located in a FEMA-declared disaster area due to XXXX. No damages were reported.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/19/2022	03/31/2022		1.33	1	1	1.01	1	0	0	0	XXXX	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	02/14/2022	03/31/2022		0.68	0.84	1.01	0.92	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA area for XXXX as of XXXX; no damage was reported.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/31/2022	03/31/2022		1.33	1	1	1.09	3	2	1	4	XXXX	Yes	No	Excessive Obligations	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX the borrower called to make a payment for XXXX. The borrower said reason for default was due to servicing problems. On XXXX, the Borrower called to get current interest rates and discuss options on account including a refinance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/11/2022	03/31/2022		1.33	1	1	1	1	0	0	0	XXXX	Yes	No	Servicing Problems	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called and stated repairs are completed and she sent in all required documents.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Property was in FEMA disaster area noted on XXXX, damages repaired.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	02/25/2022	03/31/2022	A loan modification was completed on XXXX.	0.67	0.83	0.89	0.92	0	0	0	1	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/25/2022	03/31/2022		1.1	1.38	1.28	1.24	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called and verify loan was transferred. Agent provided loan number and completed welcome call and borrower schedule a payment effective XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Property was in FEMA disaster area noted on XXXX. no evidence of damages.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower submitted a written credit dispute on XXXX. The servicer reviewed the history and responded to the borrower in writing. The commentary provided reflects no further escalation from the borrower for this issue.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Per the commentary on XXXX, outside of the review period, a claim was filed for water damages incurred on XXXX; the servicer received claim funds totalling XXXXthat have yet to be released to the borrower.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/08/2022	03/31/2022		0.8	1.12	0.99	1.1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	No	N/A	No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	3	[3] Environmental Damaged Interior - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in regarding advance notice of late charge letter and wanted to know if a late charge was assessed since made payment prior to late charge date. The agent advised payment was made on XXXX and no late charge was assessed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is neglect.  XXXX Borrower advised had patches of water come in and now sees mold. No evidence insurance claim was filed or repairs made.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: XXXX Property is located in a FEMA disaster area due to remnants of XXXX declared on XXXX.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/04/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	Yes	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/25/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called for refinance options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter XXXX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXXand there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/08/2022	03/31/2022		1	1	1	1	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Outbound contact was made with the borrower, who confirmed was not disaster impacted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA area for XXXX as of XXXX; no damage was reported.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/08/2022	03/31/2022		1	1	1	1	3	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Damaged/Occupied/FEMA Zone - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  XXXX Claim filed in amount of XXXX date of loss XXXX. No evidence of XXXX inspection.  The damage repair amount is estimated at XXXX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: XXXX Property is located in a FEMA disaster area due to XXXX. No evidence of damage.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/10/2022	03/31/2022	The XXXX-XXXX payments were deferred.	1	1	1	0.92	1	1	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	Yes	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower advised that they will be making a payment online later today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter XXXX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XXXX
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	06/01/2022	05/01/2022	03/31/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/31/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in ; returning call. The borrower was advised that the loan is not delinquent. Will remove from report.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: Commentary dated XXXX reflects that the property is in a FEMA Disaster Declared area. No damages reported.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/07/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter XXXX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022		0.67	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	Yes	Active	XXXX	Chapter 11	XXXX	XXXX	XXXX	XXXX	No	No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called regarding the investor change letter.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: XXXX Property is located in a FEMA disaster area due to XXXX. No evidence of damage.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/25/2022	03/31/2022		1	1	1	1	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/22/2022	03/31/2022		1	1	1	1	2	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: XXXX Property is located in a FEMA disaster area due to XXXX. No evidence of damage.	Yes	Bankruptcy	XXXX	XXXX	XXXX	XXXX	06/01/2022	05/01/2022	03/17/2022	03/31/2022		1.36	1.18	1.12	1.09	2	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	Yes	Performing Under Plan	XXXX	Chapter 13	XXXX		XXXX	XXXX	No	No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to change the date of the scheduled payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate and Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate and Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to discuss the service transfer.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower submitted a written credit dispute on XXXX. The servicer reviewed the history and responded to the borrower in writing. The commentary provided reflects no further escalation from the borrower for this issue. Prior written credit disputes resolved on XXXX, XXXX, XXXX, XXXX and XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/11/2022	03/31/2022	A loan modification was completed on XXXX; however, the due date did not advance until the following month.	1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	No	N/A	No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/02/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/07/2022	03/31/2022		1	0.83	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/09/2022	03/31/2022		1	1	1	1	0	0	1	7	XXXX	No	No	UTD	UTD		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower advised will make a payment on XXXX in amount of XXXX via online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/17/2022	03/31/2022	The XXXX payment was deferred on XXXX. The loan was modified on XXXX. The monthly cash velocity difference were due to principal curtailments.	1	1	1	1	0	1	1	8	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in due to payment increase. Borrower advised that it was due to escrow
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/04/2022	03/31/2022		1	1	1	1	3	1	1	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower inquired on escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/07/2022	03/31/2022	A loan modification was completed on XXXX; however, the due date did not advance until the following month.	1	1	1	1	0	0	0	9	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022	Confirmed the XXXX transaction history matches the payment history provided.	1.04	1.04	1.03	1.03	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to confim the grace period.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  XXXX Credit report dispute received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022	The loan was modified on XXXX.	1	1	1	1	0	0	0	4	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	No	N/A	No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower stated that the payment will be made before the XXXX.  The reason the July payment was late was due to a big misunderstanding.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by XXXX per notes dated XXXX. No damage was reported.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	Other	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Called borrower on XXXX  Borrower not impacted by disaster.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comment on XXXX- this property is located in a disaster area designated by FEMA. XXXX; It was declared on XXXX. No damages were reported.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/07/2022	03/31/2022		0.67	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The successor in interest called and stated not impacted by the disaster.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XXXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to XXXX as noted on XXXX. No damage reported.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/10/2022	03/31/2022		1.02	1.02	1.02	1.01	3	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	N/A	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called about disaster relief. Stated not impacted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Commentary dated XXXX reflects the subject property is located in a FEMA Disaster Declared Area. No damages reported.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/05/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Called borrower on XXXX to obtain a payment.  Borrower advised they made a payment through their bank on XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comment on XXXX - this property is located in a disaster area designated by FEMA. XXXX; It was declared on XXXX. No damages were reported.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Property was impacted by remnants of XXXX as noted on XXXX. No damage was noted.	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/28/2022	03/31/2022		1.33	1	1.11	1.08	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower advised that returned the insurance refund to be applied towards escrow.  The customer requested that the escrow analysis be re-run again.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by XXXX per notes dated XXXX. No damage was reported.	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/31/2022	03/31/2022		1.33	1.17	1.11	1.08	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The servicer spoke with borrower who stated will make payment on web today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XXXX.  The proof of claim was filed XXXX.  A motion for relief was filed XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/08/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	Yes	Yes	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX the borrower was contacted to discuss the impact by the National disaster. The borrower advised of minor damages and declined assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is flood.  On XXXX and XXXX the borrower advised of minor flood damages in the basement caused by the hurricane. The borrower estimated the cost to repair at XXXX. The borrower stated they were still living in the home, and would be filing a claim. There was no evidence the repairs were completed or that a claim was ever filed.  The damage repair amount is estimated at XXXX  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to XXXX noted on XXXX.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	02/28/2022	03/31/2022		1	1	1	1	1	1	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	Yes	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called but the line was static.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XXXX
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: XXXX Property is located in a FEMA disaster area due to XXXX. No evidence of damage.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	02/28/2022	03/31/2022		0.69	1.04	1.04	1.05	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The co-borrower called and wanted to know when payment made with prior Servicer will transferred over and what happens if payment not receive by 15th. Agent explained grace period, completed Welcome call and provided loan number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by XXXX per notes dated XXXX. No damage was reported.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.  No case number was indicated in the commentary.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022	A deferment was processed on XXXX; but the payment history does not reflect a change in the due date until the month of XXXX.	1	1	1	1	1	1	1	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The Successor in Interest called on XXXX to discuss a refinance option since an assumption was not an option.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/31/2022	03/31/2022		0.7	1.04	1.02	1.05	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	N/A	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Property was impacted by XXXX as noted on XXXX. No damage was noted.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/24/2022	03/31/2022		1	1	1	0.92	0	0	0	1	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower inquired as to why the credit isn't being reported after bankrtuptcy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/09/2022	03/31/2022		1	1.01	1.01	0.92	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.  Case details were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/22/2022	03/31/2022		1	1	1	1.08	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Servicer contacted borrower regarding disaster. Borrower advise has some missing shingles and will contact the insurance company. Borrower declined assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  XXXX Borrower has missing shingles due to XXXX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/08/2022	03/31/2022	Confirmed the transaction history from XXXX to XXXX matches the payment history provided.	1	1	1	1	2	1	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	Yes	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022	The loan was modified on XXXX	1	1	1	1	2	3	1	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Outbound call to collect payment, which borrower made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to XXXX as noted on XXXX. No damage reported.	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/26/2022	03/31/2022	SitusAMC string has been verified and the discrepancy is confirmed. A loan modification was completed on XXXX.	1	1.17	1	1	1	0	0	10	XXXX	Yes	No	Curtailment of Income	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The agent informed the borrower that the payment was short. The borrower paid the XXXX to complete the May payment and scheduled the June payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/04/2022	03/31/2022		1	1.02	1.01	1.01	6	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022		1	1	1	1	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX the borrower called in after receiving a notice of being delinquent. The agent advised the payment made in January was short die to an increase in the taxes which increased the monthly payment. The borrower scheduled payments for XXXX on XXXX  which will cover the shortage, and XXXX on XXXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XXXX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XXXX.  The proof of claim was filed XXXX
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/07/2022	03/31/2022		1	1	1	1.01	1	0	0	0	XXXX	Yes	No	Payment Adjustments	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate and Escrow Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate and Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Commentary dated XXXX reflects a prior bankruptcy; but no further details were provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is in a FEMA disaster area affected by XXXX per notes dated XXXX. No damage was reported.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/08/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to schedule a payment for XXXX effective XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX  The chapter is Chapter 13.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is closed.  The proof of claim was filed XXXX  A prior chapter 13 was filed on XXXX (case number XXXX) and closed on XXXX Another prior chapter 13 (case number XXXX) was dismissed on XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/05/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	Yes	Yes	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower scheduled a payment and discussed escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is release from stay granted.  The proof of claim was filed XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	Yes	Yes	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022		1	1	1	0.92	1	1	2	8	XXXX	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower stated payment was made online on 0XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/09/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	Other	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Modification	XXXX	MOD	Yes	No	Yes	Modification	No		Comments on XXXX states that the modification was complete.	Limited	Completed Plan	Non-HAMP	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Written Dispute - Servicer responded within 60 days and mortgagor still questioning servicer	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower was contacted for payment and advised of total amount due, escrow changes. Borrower made the payment by phone.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and mortgagor still questioning servicer.  Verified payment history and account status.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/05/2022	03/31/2022		1	1	1.01	1.03	0	1	1	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	No	N/A	No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on XXXX.  The comments indicate there was a prior dismissed bankruptcy. The details were not clearly stated.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1.33	1.33	1.33	1.33	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/15/2022	03/31/2022		1.76	1.76	1.76	1.76	2	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower requested a call back before agent could obtain a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/31/2022	03/31/2022		1	0.98	0.98	1.2	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No